Related Party Transactions - Summary of Leases (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Obligation under capital lease	$ 6,698	$ 7,035
Lease Two [Member]
Capital Leased Assets [Line Items]
Lease description	This lease was amended in January 2015 retroactive to November 2014 and previously had an expiration in October 2027.
Lease Three [Member]
Capital Leased Assets [Line Items]
Obligation under capital lease	$ 4,300
Lease Five [Member]
Capital Leased Assets [Line Items]
Obligation under capital lease	$ 2,600